BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks maturity (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 9,356,428	[1]	$ 15,689,532
Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	5,192,531		5,070,499
Obligations granted by domestic banks | No more than twelve months after the reporting period
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	371,929		679,069
Obligations granted by domestic banks | More than twelve months after the reporting period
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 4,820,602		$ 4,391,430

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.